Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Details
Cash and Cash Equivalents	$ 55,419,342	$ 10,393,385
Restricted Cash	3,863,486	10,414,485
Total Cash, Cash Equivalents and Restricted Cash	$ 59,282,828	$ 20,807,870